LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Components of Lease Expense

a.The components of operating lease costs were as follows:

	Year ended December 31,
	2021	2020	2019
Operating lease cost	1,397	1,260	1,245
Sublease income	-	-	(17)
Total net lease costs	1,397	1,260	1,228

Schedule of Supplemental Balance Sheet Information Related to Operating Leases

b.Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,
	2021	2020
Operating lease ROU assets	8,979	8,948
Operating lease liabilities, current	931	742
Operating lease liabilities, long-term	8,186	8,272
Weighted average remaining lease term (in years)	3.90	3.99
Weighted average discount rate	5.23%	5.30%

Schedule of Future of Lease Payments

c.Future lease payments under operating leases as of December 31, 2021, are as follows:

As of December 31, 2021

2022	1,411
2023	1,295
2024	1,147
2025	1,108
2026 -2032	6,987

Total undiscounted lease payments	11,948
Less: imputed interest	(2,831)

Present value of lease liabilities	9,117